Mortgage Banking Activities, Mortgage Banking Noninterest Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Servicing Asset at Amortized Cost [Line Items]
Contractually specified servicing fees, late charges and ancillary fees	$ 2,475	$ 2,801	$ 3,250
Unreimbursed direct servicing costs	(189)	(332)	(620)
Servicing fees	2,286	2,469	2,630
Amortization	(247)	(225)	(308)
Changes due to collection/realization of expected cash flows	(1,253)	(2,012)	(2,375)
Net servicing fees	786	232	(53)
Changes in fair value of MSRs due to valuation inputs or assumptions	3,254	1,170	(4,693)
Market-related valuation changes to MSRs, net of hedge results	(253)	(38)	(86)
Total net servicing income	533	194	(139)
Net gains on mortgage loan originations/sales	850	4,762	3,632
Total mortgage banking noninterest income	1,383	4,956	3,493
Total changes in fair value	2,001	(842)	(7,068)
Mortgage Banking Activities Textual [Abstract]
Net derivative gains (losses) from economic hedges related to mortgage loans held for sale and derivative loan commitments	2,500	1,200	(1,800)
Not designated as hedging instrument [Member]
Servicing Asset at Amortized Cost [Line Items]
Net derivative gains (losses) from economic hedges	(3,507)	(1,208)	4,607
Commercial mortgage servicing [Member] | Amortized [Member]
Mortgage Banking Activities Textual [Abstract]
MSR impairment (reversal of impairment)	$ (4)	$ (41)	$ 37